TRADE RECEIVABLES AND ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2013
Trade Receivables and Allowance For Doubtful Accounts [Abstract]
Trade Receivables and Allowance For Doubtful Accounts [Text Block]
NOTE 4 — TRADE RECEIVABLES AND ALLOWANCE FOR DOUBTFUL ACCOUNTS

A.	Trade receivables

	DECEMBER 31,
	2013	2012

Accounts receivables billed	$20,190	$18,847
Accounts receivables unbilled	2,800	3,683
Allowance for doubtful accounts	(500)	(738)
Trade receivables, net	$22,490	$21,792

B.	Allowance for doubtful accounts

	DECEMBER 31,
	2013	2012

Balance at beginning of year	$738	$701
Change of allowance	(97)	37
Write-off	(141)	-
Balance at year end	$500	$738